CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDER'S DEFICIT ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Series D convertible redeemable preferred shares CNY (¥) shares	Ordinary shares Series E convertible redeemable preferred shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit Series D convertible redeemable preferred shares CNY (¥)	Accumulated deficit Series E convertible redeemable preferred shares CNY (¥)	Accumulated deficit CNY (¥)	Statutory Reserve CNY (¥)	Accumulated other comprehensive income CNY (¥)	Series D convertible redeemable preferred shares CNY (¥) shares	Series E convertible redeemable preferred shares CNY (¥) shares	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2016					¥ 83				¥ (160,345)		¥ 4,162				¥ (156,100)
Balance (in shares) at Dec. 31, 2016 | shares					26,882,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income									17,202						17,202
Share-based compensation expenses						¥ 2,659									2,659
Accretions of convertible redeemable preferred shares to redemption value						(2,659)			(25,862)						(28,521)
Foreign currency translation adjustment											(2,203)				(2,203)
Balance at Dec. 31, 2017					¥ 83				(169,005)		1,959				(166,963)
Balance (in shares) at Dec. 31, 2017 | shares					26,882,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income									55,083						55,083
Share-based compensation expenses						14,272									14,272
Accretions of convertible redeemable preferred shares to redemption value						(14,272)			(89,939)						(104,211)
Foreign currency translation adjustment											34,439				34,439
Re-designation of ordinary shares into convertible redeemable preferred shares			¥ (5)	¥ (6)			¥ (64,801)	¥ (125,377)				¥ (64,806)	¥ (125,383)
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares) | shares			(1,692,266)	(1,899,181)
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares) | shares												1,692,266
Re-designation of ordinary shares into Class A ordinary shares	¥ 37				¥ (37)
Re-designation of ordinary shares into Class A ordinary shares (in shares) | shares	12,000,000				(12,000,000)
Re-designation of ordinary shares into Class B ordinary shares		¥ 35			¥ (35)
Re-designation of ordinary shares into Class B ordinary shares (in shares) | shares		11,290,940			(11,290,940)
Balance at Dec. 31, 2018	¥ 37	¥ 35							(394,039)		36,398				(357,569)
Balance (in shares) at Dec. 31, 2018 | shares	12,000,000	11,290,940
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income									176,724					$ 25,383	176,724
Statutory reserves									(10,562)	¥ 10,562
Share-based compensation expenses						104,211									104,211
Accretions of convertible redeemable preferred shares to redemption value						(18,845)			(31,374)						(50,219)
Foreign currency translation adjustment											55,335				55,335
Re-designation of ordinary shares into convertible redeemable preferred shares	¥ (2)	¥ 2
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares) | shares	(709,060)	709,060
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost	¥ 39					1,266,538									1,266,577
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares) | shares	11,500,000
Conversion of convertible redeemable preferred shares upon IPO (see Note13)	¥ 140					1,446,028						¥ 437,653	¥ 504,398	$ 207,729	1,446,168
Conversion of convertible redeemable preferred shares upon IPO (see Note13) (in shares) | shares	43,822,455											(9,750,676)	(6,164,979)
Issuance of Class A ordinary shares from exercise of share options (see Note14)	¥ 7					1,404									¥ 1,411
Issuance of Class A ordinary shares from exercise of share options (see Note14) (in shares) | shares	2,008,323													2,008,000	2,008,000
Balance at Dec. 31, 2019	¥ 221	¥ 37				¥ 2,799,336			¥ (259,251)	¥ 10,562	¥ 91,733			$ 379,590	¥ 2,642,638
Balance (in shares) at Dec. 31, 2019 | shares	68,621,718	12,000,000